Change in Accounting Policy	12 Months Ended
Dec. 31, 2025
Change in Accounting Policy [Abstract]
Change in Accounting Policy
2. CHANGE IN ACCOUNTING POLICY
The new USGAAP accounting policy that is applicable
to, and adopted by the Company in 2025, is
described as follows:
Improvements to Income Tax
Disclosures
The Company adopted Accounting Standard Update (“ASU”) 2023-09,
Income Taxes
(Topic
740),
Improvements to Income Tax
Disclosures, effective December 31, 2025. The standard
enhances the
transparency, decision
usefulness and effectiveness of income tax
disclosures by requiring consistent
categories and greater disaggregation of information in
the reconciliation of income taxes computed using
the enacted statutory income tax rate to the actual income tax provision and effective income tax rate, as
well as the disaggregation of income taxes paid (refunded) by jurisdiction. Adoption of the standard
resulted in additional disclosures provided in note 11
and note 31.